Other disclosures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Equivalent value in Reais of assets and liabilities
Cash and reserves at the Central Bank of Brazil	R$ 15,359,225	R$ 6,947,282	R$ 126,022
Financial asset/liabilities for trading	0	0	626,101
Financial ssets/liabilities measured at fair value through profit or loss held for trading	3,349,879	1,211,296	0
Available-for-sale financial assets	0	0	11,665,952
Financial assets measured at fair value through other comprehensive income	20,386,034	7,049,727	0
Loans and receivables	0	0	18,703,454
Financial assets/liabilities measured at amortized cost	68,996,884	17,912,203	0
Total	108,092,022	33,120,508	31,121,529
Liabilities
Equivalent value in Reais of assets and liabilities
Cash and reserves at the Central Bank of Brazil	0	0	0
Financial asset/liabilities for trading	0	0	2,982,336
Financial ssets/liabilities measured at fair value through profit or loss held for trading	3,210,360	101,833	0
Available-for-sale financial assets	0	0	0
Financial assets measured at fair value through other comprehensive income	0	0	0
Loans and receivables	0	0	0
Financial assets/liabilities measured at amortized cost	44,140,284	35,567,194	36,306,000
Total	R$ 47,350,644	R$ 35,669,027	R$ 39,288,336